(Losses)/earnings per share - Summary of (Loss) Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company (in dollars per share)	$ (0.0253)	$ (0.0328)	$ (0.0829)	$ (0.1078)
Total basic (losses) per share attributable to the ordinary equity holders of the company (in dollars per share)	(0.0253)	(0.0328)	(0.0829)	(0.1078)
(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company (in dollars per share)	(0.0253)	(0.0328)	(0.0829)	(0.1078)
Total basic (losses) per share attributable to the ordinary equity holders of the company (in dollars per share)	$ (0.0253)	$ (0.0328)	$ (0.0829)	$ (0.1078)
(c) Reconciliation of (losses) used in calculating (losses) per share
From continuing operations	$ (18,600)	$ (21,302)	$ (59,970)	$ (69,892)
Used in calculating basic (losses) per share	(18,600)	(21,302)	(59,970)	(69,892)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	$ (18,600)	$ (21,302)	$ (59,970)	$ (69,892)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share (in shares)	736,578,315	649,559,952	722,977,342	648,563,467
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share (in shares)	736,578,315	649,559,952	722,977,342	648,563,467